UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: P.O. Box 64197, Trust Department
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Vice President & Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     November 03, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-Name Change                Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     65

Form13F Information Table Value Total:     $199,787 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     4216    52720 SH       OTHER                   14590    38130        0
ABBOTT LABS                    COM              002824100     2267    53515 SH       OTHER                   17515    36000        0
ADOBE SYS INC                  COM              00724F101     3090    62470 SH       OTHER                   17015    45455        0
AETNA INC NEW                  COM              00817Y108      575     5750 SH       OTHER                     800     4950        0
AIR PRODS & CHEMS INC          COM              009158106      204     3750 SH       OTHER                     550     3200        0
ALCOA INC                      COM              013817101     1486    44225 SH       OTHER                   14075    30150        0
ALLSTATE CORP                  COM              020002101     1760    36671 SH       OTHER                    8350    28321        0
AMERICAN INTL GROUP INC        COM              026874107     4527    66590 SH       OTHER                   25505    41085        0
AMGEN INC                      COM              031162100      834    14685 SH       OTHER                    5395     9290        0
ANADARKO PETE CORP             COM              032511107     2161    32570 SH       OTHER                    9720    22850        0
BANK OF AMERICA CORPORATION    COM              060505104     5839   134755 SH       OTHER                   29018   105737        0
BB&T CORP                      COM              054937107      376     9465 SH       SOLE                     9465        0        0
BEST BUY INC                   COM              086516101     3324    61290 SH       OTHER                   18135    43155        0
CHEVRONTEXACO CORP             COM              166764100     2622    48890 SH       OTHER                   14702    34188        0
CISCO SYS INC                  COM              17275R102     3384   186940 SH       OTHER                   68715   118225        0
CITIGROUP INC                  COM              172967101     4238    96052 SH       OTHER                   35489    60563        0
COCA COLA CO                   COM              191216100      340     8500 SH       OTHER                    7700      800        0
COLGATE PALMOLIVE CO           COM              194162103     1990    44055 SH       OTHER                   18680    25375        0
COMCAST CORP NEW               CL A SPL         20030N200     3553   127239 SH       OTHER                   45125    82114        0
CONOCOPHILLIPS                 COM              20825C104     2802    33820 SH       OTHER                    9145    24675        0
DEERE & CO                     COM              244199105     5609    86900 SH       OTHER                   31260    55640        0
DELL INC                       COM              24702R101     4961   139355 SH       OTHER                   43115    96240        0
DU PONT E I DE NEMOURS & CO    COM              263534109      714    16691 SH       OTHER                    4300    12391        0
E M C CORP MASS                COM              268648102      529    45844 SH       OTHER                   16760    29084        0
EBAY INC                       COM              278642103     1917    20850 SH       OTHER                    4850    16000        0
EXELON CORP                    COM              30161N101     4197   114379 SH       OTHER                   62379    52000        0
EXXON MOBIL CORP               COM              30231G102     6337   131123 SH       OTHER                   66804    64319        0
FEDERAL NATL MTG ASSN          COM              313586109      413     6515 SH       OTHER                    2125     4390        0
GENERAL ELEC CO                COM              369604103     5400   160809 SH       OTHER                   68912    91897        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     3182    72761 SH       OTHER                   16895    55866        0
HARLEYSVILLE NATL CORP PA      COM              412850109     4763   194318 SH       OTHER                   81549   112769        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      360    12649 SH       OTHER                    4613     8036        0
ILLINOIS TOOL WKS INC          COM              452308109     4351    46699 SH       OTHER                   15685    31014        0
INTEL CORP                     COM              458140100     3942   196530 SH       OTHER                   74215   122315        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1433    16709 SH       OTHER                    6500    10209        0
INTL PAPER CO                  COM              460146103     1876    46415 SH       OTHER                   19150    27265        0
JOHNSON & JOHNSON              COM              478160104     4670    82911 SH       OTHER                   29975    52936        0
JOHNSON CTLS INC               COM              478366107     4115    72426 SH       OTHER                   28859    43567        0
KNBT BANCORP INC               COM              482921103      237    14045 SH       SOLE                    14045        0        0
MBNA CORP                      COM              55262L100     4198   166605 SH       OTHER                   56875   109730        0
MCGRAW HILL COS INC            COM              580645109     4655    58415 SH       OTHER                   18970    39445        0
MEDTRONIC INC                  COM              585055106     3358    64700 SH       OTHER                   20985    43715        0
MELLON FINL CORP               COM              58551A108      214     7724 SH       OTHER                    4224     3500        0
MERCK & CO INC                 COM              589331107      989    29981 SH       OTHER                   13924    16057        0
MICROSOFT CORP                 COM              594918104     2885   104323 SH       OTHER                   42770    61553        0
MORGAN STANLEY                 COM NEW          617446448     1872    37977 SH       OTHER                   15515    22462        0
NATIONAL PENN BANCSHARES INC   COM              637138108      425    13284 SH       SOLE                    13284        0        0
NORFOLK SOUTHERN CORP          COM              655844108      291     9800 SH       SOLE                     9800        0        0
PARKER HANNIFIN CORP           COM              701094104      212     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     2287    47005 SH       OTHER                   13355    33650        0
PFIZER INC                     COM              717081103     4416   144325 SH       OTHER                   50185    94140        0
PNC FINL SVCS GROUP INC        COM              693475105      796    14721 SH       OTHER                    8847     5874        0
PPL CORP                       COM              69351T106     5205   110314 SH       OTHER                   69569    40745        0
PROCTER & GAMBLE CO            COM              742718109     4675    86375 SH       OTHER                   26455    59920        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1163    27296 SH       OTHER                   26096     1200        0
QUALCOMM INC                   COM              747525103     2167    55510 SH       OTHER                   12785    42725        0
ROYAL BANCSHARES PA INC        CL A             780081105      283    11664 SH       SOLE                    11664        0        0
SBC COMMUNICATIONS INC         COM              78387G103     1335    51451 SH       OTHER                   12771    38680        0
SYSCO CORP                     COM              871829107     1221    40820 SH       OTHER                   11110    29710        0
TEXAS INSTRS INC               COM              882508104      685    32193 SH       OTHER                   10320    21873        0
UNIVEST CORP PA                COM              915271100    29517   724348 SH       OTHER                  152641   571707        0
VERIZON COMMUNICATIONS         COM              92343V104     3988   101271 SH       OTHER                   37030    64241        0
WACHOVIA CORP 2ND NEW          COM              929903102     6103   129982 SH       OTHER                   26699   103283        0
WAL MART STORES INC            COM              931142103     3690    69355 SH       OTHER                   28205    41150        0
WELLS FARGO & CO NEW           COM              949746101     4563    76530 SH       OTHER                   23355    53175        0